Note 4 - Revenue and Segmental Information - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 33,647	$ 32,250
United States [member]
Statement Line Items [Line Items]
Revenue	1,662	24,945
Australia [Member]
Statement Line Items [Line Items]
Revenue	31,985	5,705
United Kingdom [member]
Statement Line Items [Line Items]
Revenue		$ 1,600